Investments in associates (Details)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Investments in associates [Line Items]
Ownership		0.00%		0.00%
BNP Paribas Cardif Life Insurance
Investments in associates [Line Items]
Country		Korea
Reporting date		September 30
Ownership		14.99%		14.99%
Partners 4th Growth Investment Fund
Investments in associates [Line Items]
Country		Korea
Ownership		25.00%		25.00%
KTB Newlake Global Healthcare PEF
Investments in associates [Line Items]
Country		Korea
Ownership		7.36%		20.57%
Shinhan-Neoplux Energy Newbiz Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		31.66%		31.66%
Shinhan-Albatross Tech Investment Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		November 30
Ownership		50.00%		50.00%
KCGI-SingA330-A Private Special Asset Investment Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		23.89%		23.89%
VOGO Debt Strategy Qualified IV Private
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		20.00%		20.00%
Shinhan-Midas Donga Secondary Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%		50.00%
ShinHan – Soo Young Entrepreneur Investment Fund No.1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		24.00%		24.00%
Shinhan Praxis K-Growth Global Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		14.15%		14.15%
Kiwoom Milestone Professional Private Real Estate Trust 19
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%	[1]	50.00%
Shinhan Global Healthcare Fund 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership	[1]	4.41%		4.41%
KB NA Hickory Private Special Asset Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		37.50%		37.50%
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		44.02%		44.02%
Hermes Private Investment Equity Fund
Investments in associates [Line Items]
Country		Korea
Ownership		29.17%		29.17%
KDBC-Midas Dong-A Global contents Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		23.26%		23.26%
Shinhan-Nvestor Liquidity Solution Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		24.92%		24.92%
Shinhan AIM FoF Fund 1-A
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		25.00%		25.00%
IGIS Global Credit Fund 150-1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		25.00%		25.00%
Partner One Value up I Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Ownership		27.91%		27.91%
Genesis No.1 Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Ownership				22.80%
Korea Omega Project Fund III
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		23.53%		23.53%
Genesis North America Power Company No.1 PEF
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		43.84%		39.11%
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		23.33%		23.33%
KOREA FINANCE SECURITY CO., LTD
Investments in associates [Line Items]
Country		Korea
Reporting date		September 30
Ownership		14.91%		14.91%
MIEL CO.,LTD
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership	[1]	28.77%		28.77%
AIP Transportation Specialized Privately Placed Fund Trust #1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		35.73%		35.73%
Kiwoom-Shinhan Innovation Fund I
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%		50.00%
Midas Asset Global CRE Debt Private Fund No.6
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		40.10%		41.16%
Samchully Midstream Private Placement Special Asset Fund 5-4
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		42.92%		42.92%
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		20.00%		20.00%
NH-Amundi Global Infrastructure Trust 14
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		30.00%		30.00%
Jarvis Memorial Private Investment Trust 1
Investments in associates [Line Items]
Country		Korea
Ownership				99.01%
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		60.00%		60.00%
Milestone Private Real Estate Fund 3
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		32.06%		32.06%
Nomura-Rifa Private Real Estate Investment Trust 31
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		31.31%		31.31%
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		21.27%		21.27%
T&F 2019 bearing Private Equity Fund Specializing in Start-up and Venture Business
Investments in associates [Line Items]
Country		Korea
Ownership		28.25%		28.25%
FuturePlay-Shinhan Tech Innovation Fund 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%		50.00%
Stonebridge Corporate 1st Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		44.12%		44.12%
Vogo Realty Partners Private Real Estate Fund V
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		21.64%		21.64%
Korea Credit Bureau
Investments in associates [Line Items]
Country		Korea
Reporting date		September 30
Ownership		9.00%		9.00%
Goduck Gangil1 PFV Co., Ltd
Investments in associates [Line Items]
Country		Korea
Reporting date		September 30
Ownership		1.04%		1.04%
SBC PFV Co., Ltd
Investments in associates [Line Items]
Country		Korea
Reporting date		September 30
Ownership	[2]	25.00%		25.00%
NH-amundi global infra private fund 16
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%		50.00%
IMM Global Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Ownership		33.00%		33.00%
SH BNCT Professional Investment Type Private Special Asset Investment Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		72.50%		72.50%
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		52.28%		52.28%
Sparklabs-Shinhan Opportunity Fund 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		49.50%		49.50%
BNW Tech-Innovation Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Ownership		29.85%		29.85%
IGIS Real-estate Private Investment Trust No.33
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		40.86%		40.86%
WWG Global Real Estate Investment Trust no.4
Investments in associates [Line Items]
Country		Korea
Ownership				29.55%
Goduck Gangil10 PFV Co., Ltd
Investments in associates [Line Items]
Country		Korea
Reporting date		September 30
Ownership		19.90%		19.90%
Fidelis Global Private Real Estate Trust No.2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		79.63%		79.70%	[3]
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		28.70%		28.70%
Shinhan Healthcare Fund 2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		13.68%		13.68%
Shinhan AIM Real Estate Fund No.2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		30.00%		30.00%
Shinhan AIM Real Estate Fund No.1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		21.01%		21.01%
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		22.02%		22.02%
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		29.19%		29.19%
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		71.43%		71.43%
Korea Omega-Shinhan Project Fund I
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%		50.00%
Samsung SRA Real Estate Professional Private 45
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		25.00%		25.00%	[3]
IBK Global New Renewable Energy Special Asset Professional Private2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		28.98%		28.98%
VS Cornerstone Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		41.18%		41.18%
Aone Mezzanine Opportunity Professional Private
Investments in associates [Line Items]
Country		Korea
Ownership				64.41%
NH-Amundi US Infrastructure Private Fund2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		25.91%		25.91%
SH Japan Photovoltaic Private Special Asset Investment Trust No.2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		30.00%		30.00%
Kakao-Shinhan 1st TNYT Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		48.62%		48.62%
Pacific Private Placement Real Estate Fund No.40
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		24.73%		24.73%
Mastern Private Real Estate Loan Fund No.2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		33.57%		33.57%
LB Scotland Amazon Fulfillment Center Fund 29
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		70.14%		70.14%
JR AMC Hungary Budapest Office Fund 16
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		32.57%		32.57%
EDNCENTRAL Co., Ltd
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership	[1]	13.47%		13.47%
Future-Creation Neoplux Venture Capital Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		16.25%		16.25%
Gyeonggi-Neoplux Superman Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		21.76%		21.76%
NewWave 6th Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		30.00%		30.00%
Neoplux No.3 Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		10.00%		10.00%
PCC Amberstone Private Equity Fund I
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		21.67%		21.67%
KIAMCO POWERLOAN TRUST 4TH
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		47.37%		47.37%
Mastern Opportunity Seeking Real Estate Fund II
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		22.22%		20.00%
AION ELFIS PROFESSIONAL PRIVATE 1
Investments in associates [Line Items]
Country		Korea
Ownership				20.00%
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business
Investments in associates [Line Items]
Country		Korea
Ownership				29.68%
Neoplux Market-Frontier Secondary Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		19.74%		19.74%
Harvest Private Equity Fund II
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		22.06%		22.06%
Synergy Green New Deal 1st New Technology Business Investment Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		28.17%		28.17%
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%		50.00%
SHINHAN-NEO Core Industrial Technology Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		49.75%		49.75%
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		30.00%		30.00%
SIMONE Mezzanine Fund No.3
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		28.78%		28.97%
Eum Private Equity Fund No.7
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		21.00%		21.00%
Kiwoom Hero No.4 Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		21.05%		21.05%
Vogo Canister Professional Trust Private Fund I
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		36.74%		36.27%
SW-S Fund
Investments in associates [Line Items]
Country		Korea
Ownership				30.30%
CL Buyout 1st PEF
Investments in associates [Line Items]
Country		Korea
Ownership				21.43%
Timefolio The Venture-V second
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		20.73%		20.73%
Newlake Growth Capital Partners2 PEF
Investments in associates [Line Items]
Country		Korea
Ownership		29.91%		29.91%
Shinhan Smilegate Global PEF I
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		14.21%		14.21%	[3]
Genesis Eco No.1 PEF
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		29.00%		29.00%
SHINHAN-NEO Market-Frontier 2nd Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		42.70%		42.70%
NH-Synergy Core Industrial New Technology Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		36.93%		36.93%
J& Moorim Jade Investment Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		24.89%		24.89%
Helios-KDBC Digital Contents 1st
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		23.26%		23.26%
Ulmus SHC innovation investment fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		24.04%		24.04%
Mirae Asset Partners X Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Ownership		35.71%		35.71%
T Core Industrial Technology 1st Venture PEF
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		31.47%		31.47%
Curious Finale Corporate Recovery Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Ownership				27.78%
Fine Value POST IPO No.5 Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		40.00%		40.00%
TI First Property Private Investment Trust 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		40.00%		40.00%
MPLUS Professional Private Real Estate Fund 25
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		41.67%		41.67%
IBKC Global Contents Investment Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		24.39%		24.39%
Premier Luminous Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Ownership		0.00%		25.12%
Hanyang-Meritz 1 Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		22.58%		22.58%
Kiwoom-Shinhan Innovation Fund 2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		42.86%		42.86%
ETRI Holdings-Shinhan 1st Unicorn Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%		50.00%
Maple Mobility Fund
Investments in associates [Line Items]
Country		Korea
Ownership		20.18%		20.18%
SJ ESG Innovative Growth Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		28.57%		28.57%
AVES 1st Corporate Recovery Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		76.19%		76.19%
JS Shinhan Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		3.85%		3.85%
NH Kyobo AI Solution Investment Fund
Investments in associates [Line Items]
Country		Korea
Ownership				26.09%
Daishin Newgen New Technology Investment Fund 1st
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.60%		50.60%
META ESG Private Equity Fund I
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		27.40%		27.40%
SWFV FUND-1
Investments in associates [Line Items]
Country		Korea
Ownership				40.25%
PHAROS DK FUND
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		24.24%		24.14%
Shinhan VC tomorrow venture fund 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		39.62%		39.62%
Highland 2021-8 Fund
Investments in associates [Line Items]
Country		Korea
Ownership				32.67%
H-IOTA Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		24.81%		24.81%
Stonebridge-Shinhan Unicorn Secondary Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		26.01%		17.57%
Tres-Yujin Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%		50.00%
Shinhan-Time mezzanine blind Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%		50.00%
Capstone REITs No.26
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%		50.00%
JB Incheon-Bucheon REITS No.54
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		39.31%		39.31%
Hankook Smart Real Asset Investment Trust No.3
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		33.33%		33.33%
JB Hwaseong-Hadong REITs No.53
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		31.03%		31.03%
KB Oaktree Trust No.3
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		33.33%		33.33%
Daehan No.36 Office Asset Management Company
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		48.05%		48.05%	[3]
Rhinos Premier Mezzanine Private Investment Fund No.1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		27.93%		27.93%	[3]
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		29.73%		29.73%
Shinhan JigaeNamsan Road Private Special Asset Investment Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		24.85%		24.85%
SKS-Yozma Fund No.1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		29.85%		29.85%
IBKC-METIS Global Contents Investment Fund
Investments in associates [Line Items]
Country		Korea
Ownership				36.36%
Keistone Unicorn Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Ownership		28.00%		28.00%
KB Distribution Private Real Estate 3-1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		37.50%		37.50%
Pacific Private Investment Trust No.49-1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		79.28%		79.28%
KIWOOM Real estate private placement fund for normal investors No. 31
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		60.00%		60.00%
RIFA Real estate private placement fund for normal investoes No. 51
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		40.00%		40.00%
Fivetree general private equity fund No.15
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		49.98%		49.98%
Shinhan-Kunicorn first Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		38.31%		38.31%
Harvest Fund No.3
Investments in associates [Line Items]
Country		Korea
Ownership		44.67%		44.67%
Shinhan-Quantum Startup Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		49.18%		49.18%
Shinhan Simone Fund I
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		38.46%		38.46%
Korea Investment develop seed Trust No.1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		40.00%		40.00%
Tiger Green alpah Trust No.29
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		95.24%		95.24%
STIC ALT Global II Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		21.74%		21.74%
NH-Brain EV Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		25.00%		25.00%
DDI LVC Master Real Estate Investment Trust Co., Ltd.
Investments in associates [Line Items]
Country		Korea
Reporting date		September 30
Ownership		15.00%		15.00%
Leverent-Frontier 4th Venture PEF
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		23.89%		23.89%
Find-Green New Deal 2nd Equity Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		22.57%		22.57%
ShinhanFitrin 1st Technology Business Investment Association
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		16.17%		16.17%
PARATUS No.3 Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Ownership		25.64%		25.64%
Golden Route 2nd Startup Venture Specialized Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Ownership		22.73%		22.73%
Koramco Private Real Estate Fund 143
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		30.30%		30.30%
Korea Investment Top Mezzanine Private Real Esate Trust No.1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		22.22%		22.22%
LB YoungNam Logistics Private Trust No.40
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		25.00%		25.00%
Shinhan-Cognitive Start-up Fund L.P.
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		32.77%		32.74%
IGEN2022 No.1 private Equity Fund
Investments in associates [Line Items]
Country		Korea
Ownership		27.95%		27.95%
Cornerstone J&M Fund I
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		26.67%		26.67%
Logisvalley Shinhan REIT Co., Ltd.
Investments in associates [Line Items]
Country		Korea
Reporting date		September 30
Ownership		20.27%		20.27%
DA Value-Honest New Technology Investment Fund 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		23.66%		23.66%
KDB Investment Global Healthcare Private Equity Fund I
Investments in associates [Line Items]
Country		Korea
Ownership		24.14%		24.14%
Shinhan-Ji and Tec Smart Innovation Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%		50.00%
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%		50.00%
Korea Investment Green Newdeal Infra Trust No.1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		27.97%		27.97%
BTS 2nd Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		November 30
Ownership		26.00%		26.00%
Shinhan Global Active REIT Co.Ltd
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		20.37%		20.37%
NH-J&-IBKC Label Technology Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		27.81%		27.81%
Hanyang Time Mezzanine Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		28.57%		28.57%
IMM Global Venture Opportunity, LP
Investments in associates [Line Items]
Country		Korea
Ownership				35.50%
Shinhan-isquare Venture PEF 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		40.00%		40.00%
Capstone Develop Frontier Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		21.43%		21.43%
Nextrade Co., Ltd.
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		8.00%		8.00%
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1
Investments in associates [Line Items]
Country		Korea
Ownership		62.84%		26.90%
SH 1.5years Maturity Investment Type Security Investment Trust No.2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		29.10%		29.00%
Eventus-IBKC LIB Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		21.88%		21.88%
NH-Daishin-Kyobo healthcare 1 Fund
Investments in associates [Line Items]
Country		Korea
Ownership		25.00%		25.00%
IBKC-Behigh Fund 1st
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		29.73%		29.73%
Nautic Green Innovation ESG Co-investment No.1 Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Ownership		24.10%		24.10%
ON No.1 Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		28.57%		28.57%
Digital New Deal Kappa Private Equity Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		24.75%		30.12%
IBKCJS New Technology Fund No.1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		29.41%
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		20.83%
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		28.57%
Koramco IPO LEITS Mezzanine General Private Investment Trust No. 38
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		75.00%
TogetherKorea Private Investment Trust No. 6
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		99.98%
TogetherKorea Private Investment Trust No. 7
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		99.98%
Kiwoom Core Industrial Technology Investment Fund No.3
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		34.75%
Penture K-Content Investment Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		21.96%
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		30.00%
Hana Alternative Investment Kosmes PCBO General PEF No. 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		37.04%
Shinhan-timefolio Bio Development Investment Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		48.39%
Shinhan M&A-ESG Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		23.33%
Shinhan SM Office Value Add – Outsource Management Real Estate Investment Co., Ltd.
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		28.43%
KDBC meta-enter New Technology investment fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		27.89%
Shinhan Time Secondary Blind New Technology Investment Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		47.50%
Shinhan DS Secondary Investment Fund
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		40.00%
Shinhan-openwater pre-IPO Investment Trust 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%
Shinhan-Eco Venture Fund 2nd
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		40.00%
Heungkuk-Shinhan the 1st Visionary Technology Investment Trust no. 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		40.00%
Hantoo Shinhan Lake K-beauty Technology Investment Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		22.96%
Shinhan HB Wellness 1st Investment Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		48.54%
Korea real Asset Fund No.3
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		28.57%
Igis Yongsan Office General PE Real Estate Inv. Trust No. 518
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		31.49%
Samsung-dunamu Innovative IT Technology Investment Trust No. 1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		22.99%
Time Robotics New Technology Investment Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		29.86%
Ascent-welcome Tehcnology Investment Trust No.2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		27.65%
Igis General PE Real Estate Investment Trust 517-1
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		96.30%
Consus Osansegyo No.2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		50.00%
Mastern General Private Real Estate Investment Trust No.189(Type 1 Beneficiary Securities)
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		32.69%
Shinhan AIM Private Fund of Fund 9-B
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		25.00%
Shinhan General Private Real Estate Investment Trust No.3
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		20.75%
NH Absolute Project L General Private Investment Trust
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		26.03%
Paros Kosdaq Venture General Private Investment Trust No. 5
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		66.65%
Happy Pet Life Care New Technology Investment Association No.2
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		30.00%
Shinhan-Soo Secondary Investment Association
Investments in associates [Line Items]
Country		Korea
Reporting date		December 31
Ownership		77.61%

[1]	Others are the amount of fair value adjustments that occurred at the time of acquisition and accumulated losses that were not recognized due to the suspension of equity method recognition as the investment account balance became “0” due to the accumulation of losses for the current period.
[2]	Others are the unrecognized equity method for preferred stocks without voting rights issued by the investee.
[3]	Others represents the adjustments of fair value when acquired.